Acquisitions, Goodwill and Other Intangible Assets (Goodwill Rollforward) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 76,906	$ 72,188
Acquisitions	1,334	5,333
Dispositions, currency exchange and other	(2,224)	(615)
Goodwill, Ending Balance	76,016	76,906
Power And Water [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	8,822	8,821
Acquisitions	21	0
Dispositions, currency exchange and other	(89)	1
Goodwill, Ending Balance	8,754	8,822
Oil And Gas [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	10,516	8,365
Acquisitions	276	2,217
Dispositions, currency exchange and other	(220)	(66)
Goodwill, Ending Balance	10,572	10,516
Energy Management [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	4,748	4,610
Acquisitions	0	7
Dispositions, currency exchange and other	(178)	131
Goodwill, Ending Balance	4,570	4,748
Aviation [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	9,103	5,975
Acquisitions	0	3,043
Dispositions, currency exchange and other	(151)	85
Goodwill, Ending Balance	8,952	9,103
Healthcare [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	16,643	16,762
Acquisitions	1,004	45
Dispositions, currency exchange and other	(115)	(164)
Goodwill, Ending Balance	17,532	16,643
Transportation [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,012	999
Acquisitions	2	0
Dispositions, currency exchange and other	(127)	13
Goodwill, Ending Balance	887	1,012
Appliances And Lighting [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	606	611
Acquisitions	0	0
Dispositions, currency exchange and other	(380)	(5)
Goodwill, Ending Balance	226	606
GE Capital [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	25,453	26,045
Acquisitions	0	17
Dispositions, currency exchange and other	(964)	(609)
Goodwill, Ending Balance	24,489	25,453
Corporate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3	0
Acquisitions	31	4
Dispositions, currency exchange and other	0	(1)
Goodwill, Ending Balance	$ 34	$ 3